BALANCE SHEETS - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Current Assets
Total Current Assets	$ 519
TOTAL ASSETS	519
Current Liabilities
Accrued expenses	20,244
Advances from related party	78,350
Total Current Liabilities	759,638
Total Liabilities	759,638
Stockholders’ Deficit
Preferred Stock, $.001 par value, 10,000,000 shares authorized, -0- shares issued and outstanding
Common Stock, $.001 par value, 2,000,000,000 shares authorized, 754,280,000 and 129,980,000 shares issued and outstanding, respectively	754,280
Additional paid-in capital	0
Accumulated deficit	(1,499,376)
Total Stockholders’ Equity (Deficit)	(759,119)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	519
Transitional Period [Member]
Current Assets
Funds in attorney trust account	12,773	$ 15,273	$ 14,742
Total Current Assets	12,773	15,273	14,742
TOTAL ASSETS	12,773	15,273	14,742
Current Liabilities
Accrued expenses	20,244	36,244	35,202
Advances from related party	52,250	2,250	2,250
Total Current Liabilities	402,494	338,494	217,452
Total Liabilities	402,494	338,494	217,452
Stockholders’ Deficit
Preferred Stock, $.001 par value, 10,000,000 shares authorized, -0- shares issued and outstanding
Common Stock, $.001 par value, 2,000,000,000 shares authorized, 754,280,000 and 129,980,000 shares issued and outstanding, respectively	754,280	129,980	116,980
Additional paid-in capital	987,287	768,587	651,587
Common stock held in trust	(600,000)
Accumulated deficit	(1,531,288)	(1,221,788)	(971,277)
Total Stockholders’ Equity (Deficit)	(389,721)	(323,221)	(202,710)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 12,773	$ 15,273	$ 14,742